Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 228,827	¥ 247,643	¥ 164,793
Other comprehensive income	(21,684)	12,308	(19,382)
Comprehensive income for the year	207,143	259,951	145,411
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	43,137	45,501	9,626
Other comprehensive income	(13,150)	4,983	(6,560)
Comprehensive income for the year	29,987	50,484	3,066
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	185,690	202,142	155,167
Other comprehensive income	(8,534)	7,325	(12,822)
Comprehensive income for the year	¥ 177,156	¥ 209,467	¥ 142,345